Financial assets - Disclosure of fair value measurement (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	₺ 345,602	₺ 42,454
Financial assets at fair value through other comprehensive income, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income	₺ 345,602	₺ 42,454
Description of valuation techniques used in fair value measurement, entity's own equity instruments	Pricing models based on quoted market prices at the end of the reporting period.